Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants
	June 30, 2020	December 31, 2019
Exercise price	$6.72	$2.55-$4.74
Expected volatility	75%	72.29%
Risk free rate	0.29%	1.5%-1.67%
Expected life (years)	5	4.65-5
Dividend yield	0%	0%
Balance as of December 31, 2019	$447

Changes in fair value	1,065

Balance as of June 30, 2020	$1,512